Disposition of Subsidiary (Details Narrative) - EUDA Health Limited [Member] RM in Millions						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 02, 2022 SGD ($)	Jul. 24, 2021 SGD ($)	Nov. 04, 2020 MYR (RM)	Dec. 01, 2019 USD ($)	Dec. 01, 2019 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Initial consideration		$ 1.0		$ 2,748,931
Consideration received						$ 30,055		$ 30,055			$ 113,405
SEMA Agreement [Member]
Initial consideration	$ 1.0
Consideration received								$ 30,055
UG Digitech Private Limited [Member]
Ownership percentage			60.00%
Ownership percentage			98.30%
Kent Ridge Hill Private Limited [Member]
Ownership percentage			40.00%
UG Digital Sdn. Bhd. [Member]
Ownership percentage			60.00%								60.00%
UG Digitech Private Limited [Member]
Ownership equity interest percentage			98.30%
Kent Ridge Hill Private Limited [Member]
Ownership equity interest percentage			26.00%	100.00%	100.00%
Initial consideration			RM 2.0	$ 2,700,000	$ 3,700,000
UG Digital Sdn. Bhd. [Member]
Initial consideration											$ 0
Singapore Emergency Medical Assistance Private Limited [Member]
Ownership equity interest percentage	100.00%
Initial consideration	$ 1,000,000.0